Information Regarding Geographical Area and Major Customers	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Information Regarding Geographical Area and Major Customers
INFORMATION REGARDING GEOGRAPHICAL AREA AND MAJOR CUSTOMERS
For the years ended December 31, 2011, 2012 and 2013, total product sales by geographic territory and customer were as follows (amounts in thousands):

	For the Year Ended December 31,
	2011		2012		2013
UK	€12,155	56%	€13,290	48%	€21,453	54%
Korea	3,402	16	3,455	13	4,951	12
Spain	1,137	5	2,054	7	2,955	7
Turkey	917	4	2,671	10	2,850	7
United States	2,622	12	2,226	8	2,645	7
Australia	840	4	1,344	5	1,922	5
Sweden	—	—	997	4	1,747	5
Italy	599	3	769	3	382	1
Israel	62	—	152	1	76	—
Other	—	—	672	1	844	2
Total	€21,734	100%	€27,630	100%	€39,825	100%

	For the Year Ended December 31,
	2011		2012		2013
Customer A	€12,099	56%	€13,062	47%	€21,196	53%
Customer B	3,112	14	3,154	11	4,640	12
Customer C	917	4	2,671	10	2,850	7
Customer D	2,622	12	2,226	8	2,645	7
Customer E	840	4	1,343	5	1,922	5
Customer F	—	—	1,132	4	1,841	5
Customer G	—	—	997	4	1,747	4
Customer H	1,137	5	923	3	1,114	3
Customer I	—	—	637	2	617	2
Customer J	599	3	471	2	382	1
Other Customers	408	2	1,014	4	871	1
Total	€21,734	100%	€27,630	100%	€39,825	100%